151 Farmington Avenue
                                                           Hartford, CT 06156

[AETNA LOGO]                                               Maria R. L. Stewart
[AETNA LETTERHEAD]                                         ARS Law TS31
                                                           (860) 273-6286
December 1, 1999                                           Fax: (860) 273-3004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C
    Prospectus Title:  Individual Deferred Fixed or Variable Annuity Contracts
                       for Individual Retirement Annuities (Under Sections 408(b), 408A and 408(k))
    File Nos.: 33-75992 and 811-2513
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 ("Amendment No. 18") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 18 which was declared effective on December 1, 1999. The text of Amendment No. 18 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-6286.

Sincerely,

/s/ Maria R. L. Stewart

Maria R. L. Stewart